07085549

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

1- 14217

Gary Sundick
Vice President
Listing Qualifications

By Facsimile and First Class Mail

RECD S.E.C.
DEC 2007
1086

December 18, 2007

PROCESSED
DEC 26 2007
THOMSON FINANCIAL

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 17, 2007, The Nasdaq Stock Market (the "Exchange") received from Englobal Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

END